Business Segments and Geographic Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Business Segments and Geographic Information	Business Segments and Geographic Information
3M’s businesses are organized, managed and internally grouped into segments based on differences in markets, products, technologies and services. 3M manages its operations in four business segments: Safety and Industrial; Transportation and Electronics; Health Care; and Consumer. 3M’s four business segments bring together common or related 3M technologies, enhancing the development of innovative products and services and providing for efficient sharing of business resources. Transactions among reportable segments are recorded at cost. 3M is an integrated enterprise characterized by substantial intersegment cooperation, cost allocations and inventory transfers. Therefore, management does not represent that these segments, if operated independently, would report the operating income information shown.
3M discloses business segment operating income as its measure of segment profit/loss, reconciled to both total 3M operating income and income before taxes. Business segment operating income excludes certain expenses and income that are not allocated to business segments (as described below in “Corporate and Unallocated”).
Effective in the first quarters of 2021 and 2022, the measure of segment operating performance used by 3M’s chief operating decision maker (CODM) changed and, as a result, 3M’s disclosed measure of segment profit/loss (business segment operating income) was updated. The change to business segment operating income aligns with the update to how the CODM assesses performance and allocates resources for the Company’s business segments. The changes included the items described below. The financial information presented herein reflects the impact of these business segment reporting changes for all periods presented.
Effective in the first quarter of 2021:
Changes in cost attribution
The extent of allocation and method of attribution of certain net costs were updated to result in fewer items remaining in Corporate and Unallocated and, instead, including them in 3M’s business segments’ operating performance. See the updated description of Corporate and Unallocated below. Previously, a larger portion of ongoing corporate staff costs and costs associated with centrally managed material resource centers was retained in Corporate and Unallocated. In addition, portions of pension costs and costs associated with certain centrally managed but ongoing business-related legal matters, along with certain insurance-related costs, were retained in Corporate and Unallocated.
Continued alignment of customer account activity
As part of 3M’s regular customer-focus initiatives, the Company realigned certain customer account activity (“sales district”) to correlate with the primary divisional product offerings in various countries and reduce complexity for customers when interacting with multiple 3M businesses. This impacted the amount of dual credit certain business segments receive as a result of sales district attribution.
Also effective in the first quarter of 2021, within 3M’s Consumer business segment, certain safety products formerly within the Construction and Home Improvement Division and the Stationery and Office Division were moved to the newly named Consumer Health and Safety Division (formerly the Consumer Health Care Division).
Effective in the first quarter of 2022:
Eliminating inclusion of dual credit in measure of segment operating performance
3M business segment operating performance measures were updated to no longer include dual credit to business segments for certain sales and related operating income. Management previously evaluated its business segments based on net sales and operating income performance, including dual credit reporting. 3M reflected additional (“dual”) credit to another business segment when the customer account activity (“sales district”) with respect to the particular product sold to the external customer was provided by a different business segment. For example, privacy screen protection products are primarily sold by the Display Materials and Systems Division within the Transportation and Electronics business segment; however, certain sales districts within the Consumer business segment provide the customer account activity for sales of the product to particular customers. In this example, the non-primary selling segment (Consumer) previously would also have received credit for the associated net sales initiated through its sales district and the related approximate operating income. The offset to the dual credit business segment reporting was reflected as a reconciling item entitled “Elimination of Dual Credit,” such that sales and operating income in total were unchanged.

Reflecting certain litigation-related costs in the Safety and Industrial segment's operating performance measure

3M's business segment operating performance measure with respect to its Safety and Industrial business segment was updated relative to litigation-related costs for respirator mask/asbestos litigation matters. Previously, 3M included these costs, when significant, as a special item (as further described below) within Corporate and Unallocated. 3M now includes all litigation-related costs associated with respirator mask/asbestos litigation matters within the Safety and Industrial business segment (along with other Safety and Industrial matters already included therein, such as those related to Combat Arms Earplugs). For the periods presented, this change only impacted 2019.
Business Segment Products

Business Segment	Representative revenue-generating activities, products or services
Safety and Industrial
○    Industrial abrasives and finishing for metalworking applications
○    Autobody repair solutions
○    Closure systems for personal hygiene products, masking, and packaging materials
○    Electrical products and materials for construction and maintenance, power distribution and electrical OEMs
○    Structural adhesives and tapes
○    Respiratory, hearing, eye and fall protection solutions
○    Natural and color-coated mineral granules for shingles

Transportation and Electronics
○    Advanced ceramic solutions
○    Attachment tapes, films, sound and temperature management for transportation vehicles
○    Premium large format graphic films for advertising and fleet signage
○    Light management films and electronics assembly solutions
○    Packaging and interconnection solutions
○    Reflective signage for highway, and vehicle safety

Health Care
○    Food safety indicator solutions
○    Health care procedure coding and reimbursement software
○    Skin, wound care, and infection prevention products and solutions
○    Dentistry and orthodontia solutions
○    Filtration and purification systems

Consumer
○    Consumer bandages, braces, supports and consumer respirators
○    Cleaning products for the home
○    Retail abrasives, paint accessories, car care DIY products, picture hanging and consumer air quality solutions
○    Stationery products

Business Segment Information

Net Sales (Millions)	2021	2020	2019
Safety and Industrial	$11,981	$10,972	$10,704
Transportation and Electronics	9,262	8,406	9,147
Health Care	8,597	7,832	7,345
Consumer	5,513	4,976	4,831
Corporate and Unallocated	2	(2)	109
Total Company	$35,355	$32,184	$32,136

Operating Performance (Millions)
Safety and Industrial	$2,466	$2,588	$1,866
Transportation and Electronics	1,880	1,701	2,010
Health Care	2,037	1,662	1,774
Consumer	1,162	1,119	1,001
Total business segment operating income	7,545	7,070	6,651
Corporate and Unallocated
Corporate special items:
Net costs for significant litigation	(214)	(148)	(505)
Gain/(loss) on sale of businesses	—	389	114
Divestiture-related restructuring actions	—	(55)	—
Other corporate expense - net	38	(95)	(86)
Total Corporate and Unallocated	(176)	91	(477)
Total Company operating income	7,369	7,161	6,174

Other expense/(income), net	165	366	531
Income before income taxes	$7,204	$6,795	$5,643

	Assets		Depreciation & Amortization			Capital Expenditures
(Millions)	2021	2020	2021	2020	2019	2021	2020	2019
Safety and Industrial	$11,744	$11,711	$593	$562	$509	$339	$451	$391
Transportation and Electronics	6,999	6,997	419	429	401	453	454	390
Health Care	14,055	14,531	636	626	392	249	251	264
Consumer	2,783	2,567	147	140	134	109	120	130
Corporate and Unallocated	11,491	11,538	120	154	157	453	225	524
Total Company	$47,072	$47,344	$1,915	$1,911	$1,593	$1,603	$1,501	$1,699
Assets subject to attribution to business segments largely include accounts receivable; inventories; property, plant and equipment; goodwill; intangible assets; and certain limited other assets. All other items are reflected in Corporate and Unallocated. Accounts receivable and inventory are attributed based on underlying sales or activity. Property, plant and equipment are attributed to a particular business segment based on that item’s primary user while certain items such as corporate-shared headquarters/administrative centers, laboratories, distribution centers and enterprise software systems are reflected in Corporate and Unallocated. Intangible assets and goodwill are largely directly associated with a particular reporting unit and attributed on that basis. Business segment depreciation reflected above is based on the underlying usage of assets (while the particular asset itself may be entirely reflected within a different business segment’s asset balance as its primary user). This depreciation also includes allocated depreciation associated with a number of the assets reflected in Corporate and Unallocated as described above.
Corporate and Unallocated
Corporate and Unallocated operating income includes “corporate special items” and “other corporate expense-net”. Corporate special items include net costs for significant litigation associated with PFAS-related other environmental matters (see Note 16); gain/loss on sale of businesses (see Note 3); and divestiture-related restructuring costs (see Note 5). Other corporate expense-net includes items such as net costs related to limited unallocated corporate staff and centrally managed material resource centers of expertise costs, corporate philanthropic activity, and other net costs that 3M may choose not to allocate directly to its business segments. Other corporate expense-net also includes costs and income from contract manufacturing, transition services and other arrangements with the acquirer of the Communication Markets Division following its 2018 divestiture through 2019 and the acquirer of the former Drug Delivery business following its 2020 divestiture. Items classified as revenue from this activity are included in Corporate and Unallocated net sales. Because Corporate and Unallocated includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis.
Geographic Information
Geographic area information is used by the Company as a secondary performance measure to manage its businesses. Export sales and certain income and expense items are generally reported within the geographic area where the final sales to 3M customers are made. Refer to Note 2 for geographic net sales.

	Property, Plant and Equipment - net
(Millions)	2021	2020
Americas	$5,864	$5,752
Asia Pacific	1,582	1,662
Europe, Middle East and Africa	1,983	2,007
Total Company	$9,429	$9,421
United States net property, plant and equipment (PP&E) was $5,484 million and $5,358 million at December 31, 2021 and 2020, respectively. China/Hong Kong net property, plant and equipment (PP&E) was $578 million and $583 million at December 31, 2021 and 2020, respectively.